Loans (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 21, 2021 USD ($)	Dec. 21, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Jul. 25, 2022 USD ($)	Jul. 25, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)
Loans [Abstract]
Aggregated amount			$ 6,690,000	$ 5,940,000
Interest rates			4.35%	8.00%
Short-term loans mature			1 year			1 year
Secure short term loans			$ 3,040,000.00	$ 3,290,000
Cumulative total				314,000			$ 725,000	¥ 5.0	$ 3,400,000	¥ 23.0	¥ 2.0	$ 1,600,000	¥ 10.0
Annual effective interest rate	6.80%								5.70%	5.70%		6.20%	6.20%
Total amount			1,200,000			¥ 8.0
Secured loan			2,000,000			¥ 13.5
Interest expense short term loan			317,000	288,000	$ 237,000
Borrow amount	$ 10,100,000	¥ 70.0
Properties and land amonut	6,500,000
Collaterals secure amount	$ 4,300,000
Interest expense			$ 22,000